Shareholder Report, Holdings (Details) - C000180528	Jan. 31, 2026
United States Treasury Bill, 3.4500, 2026-03-05
Holdings [Line Items]
Percent of Net Asset Value	9.10%
United States Treasury Bill, 3.3700, 2026-02-24
Holdings [Line Items]
Percent of Net Asset Value	9.00%
United States Treasury Bill, 3.5500, 2026-04-09
Holdings [Line Items]
Percent of Net Asset Value	3.90%
United States Treasury Note, 4.375, 2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
United States Treasury Note, 4.5, 2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
United States Treasury Bill, 3.5500, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Allstate Corporation (The), 3.28, 2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
United States Treasury Note, 0.75, 2026-05-31
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Southern Company (The), 3.25, 2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Duke Energy Corporation, 2.65, 2026-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Financials020002BD2
Holdings [Line Items]
Percent of Total Investments	60.10%
U.S. Treasury Obligations912797QD2
Holdings [Line Items]
Percent of Total Investments	39.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.70%